Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Amount Registered | shares	860,000
Proposed Maximum Offering Price per Unit	4.80
Maximum Aggregate Offering Price	$ 4,128,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 570.08
Offering Note	This Registration Statement on Form S-8 (the "Registration Statement") registers the issuance of 860,000 shares of common stock, par value $0.001 per share ("Common Stock"), of Plus Therapeutics, Inc., consisting of (i) 740,000 shares of Common Stock issuable pursuant to the Sixth Amended and Restated Plus Therapeutics, Inc. 2020 Stock Incentive Plan, and (ii) 120,000 shares of Common Stock issuable pursuant to the Plus Therapeutics, Inc. 2015 New Employee Incentive Plan. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers additional securities that may be offered as a result of stock splits, stock dividends or similar transactions. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are calculated using the average of the high and low prices per share for the Common Stock trading on Nasdaq on June 16, 2026, which date is within five business days prior to filing this Registration Statement.